Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Common Stocks - 61.9%
Aerospace & Defense - 1.3%
Boeing Co. (The) *	4,657	$891,816
General Dynamics Corp.	6,811	1,642,677
L3Harris Technologies, Inc.	3,612	897,474
Raytheon Technologies Corp.	23,878	2,365,593
		5,797,560
Air Freight & Logistics - 0.2%
FedEx Corp.	3,485	806,394

Airlines - 0.2%
JetBlue Airways Corp. *	39,274	587,147
Southwest Airlines Co. *	3,989	182,696
		769,843
Automobiles - 0.6%
Tesla, Inc. *	2,555	2,753,268

Banks - 0.3%
PNC Financial Services Group, Inc. (The)	7,543	1,391,306

Beverages - 0.7%
Constellation Brands, Inc., Class A	11,025	2,539,278
Monster Beverage Corp. *	8,945	714,706
		3,253,984
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. *	956	156,105
Apellis Pharmaceuticals, Inc. *	1,756	89,222
Ascendis Pharma A/S, ADR *	1,473	172,871
Biogen, Inc. *	1,684	354,651
Blueprint Medicines Corp. *	965	61,644
Celldex Therapeutics, Inc. *	1,697	57,800
Exact Sciences Corp. *	6,996	489,160
Genmab A/S, ADR *	4,197	151,848
Horizon Therapeutics PLC *	1,335	140,455
Incyte Corp. *	2,210	175,518
Kymera Therapeutics, Inc. *	1,410	59,671
Mirati Therapeutics, Inc. *	695	57,143
Moderna, Inc. *	633	109,041
Myovant Sciences Ltd. *	25,210	335,797
Neurocrine Biosciences, Inc. *	901	84,469
Regeneron Pharmaceuticals, Inc. *	1,046	730,547
REVOLUTION Medicines, Inc. *	2,323	59,260
Sarepta Therapeutics, Inc. *	941	73,511
Seagen, Inc. *	1,776	255,833
United Therapeutics Corp. *	536	96,164
Veracyte, Inc. *	10,148	279,780
Vertex Pharmaceuticals, Inc. *	3,395	885,993
		4,876,483
Building Products - 0.7%
Johnson Controls International PLC	25,786	1,690,788
Trane Technologies PLC	4,889	746,550
Zurn Water Solutions Corp.	13,111	464,130
		2,901,468

	Shares/ Principal	Fair Value

Capital Markets - 3.4%
Ares Management Corp., Class A	32,051	$2,603,503
Charles Schwab Corp. (The)	72,240	6,090,554
Hamilton Lane, Inc., Class A	10,086	779,547
Morgan Stanley	21,527	1,881,460
S&P Global, Inc.	8,893	3,647,731
		15,002,795
Chemicals - 1.7%
Cabot Corp.	15,951	1,091,208
Celanese Corp.	7,374	1,053,523
FMC Corp.	10,924	1,437,271
Ingevity Corp. *	6,213	398,067
Linde PLC	6,145	1,962,897
Livent Corp. *	13,687	356,820
PPG Industries, Inc.	8,768	1,149,222
		7,449,008
Communications Equipment - 0.3%
Arista Networks, Inc. *	10,982	1,526,278

Construction & Engineering - 0.0%†
Fluor Corp. *	5,163	148,126

Consumer Finance - 1.0%
American Express Co.	21,046	3,935,602
OneMain Holdings, Inc.	8,659	410,523
		4,346,125
Containers & Packaging - 0.1%
Ball Corp.	5,338	480,420

Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	50,802	1,570,290
Voya Financial, Inc.	5,864	389,076
		1,959,366
Electric Utilities - 2.0%
Constellation Energy Corp.	12,173	684,731
Duke Energy Corp.	21,983	2,454,622
Edison International	25,255	1,770,376
Exelon Corp.	36,873	1,756,261
FirstEnergy Corp.	45,526	2,087,822
		8,753,812
Electrical Equipment - 0.1%
Emerson Electric Co.	4,209	412,692
Regal Rexnord Corp.	615	91,500
		504,192
Energy Equipment & Services - 0.2%
Schlumberger NV	25,704	1,061,832

Entertainment - 0.6%
Electronic Arts, Inc.	7,914	1,001,200
Netflix, Inc. *	667	249,852
Roku, Inc. *	11,372	1,424,570
		2,675,622
Equity Real Estate Investment - 1.4%
American Tower Corp.	3,993	1,003,121

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
AvalonBay Communities, Inc.	4,424	$1,098,789
Rexford Industrial Realty, Inc.	19,714	1,470,467
Ryman Hospitality Properties, Inc. *	10,540	977,796
Welltower, Inc.	16,606	1,596,501
		6,146,674
Food & Staples Retailing - 1.5%
Performance Food Group Co. *	90,321	4,598,242
Sysco Corp.	25,094	2,048,925
		6,647,167
Food Products - 1.1%
Hershey Co. (The)	7,153	1,549,554
Mondelez International, Inc., Class A	50,488	3,169,637
		4,719,191
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. *	1,441	628,276
Baxter International, Inc.	14,001	1,085,637
Boston Scientific Corp. *	34,886	1,545,101
Edwards Lifesciences Corp. *	12,132	1,428,179
Inari Medical, Inc. *	5,185	469,968
Insulet Corp. *	2,839	756,281
Stryker Corp.	6,245	1,669,601
Teleflex, Inc.	3,073	1,090,393
		8,673,436
Health Care Providers & Services - 2.3%
agilon health, Inc. *	38,148	967,052
Anthem, Inc.	3,493	1,715,831
Centene Corp. *	17,372	1,462,549
HCA Healthcare, Inc.	3,041	762,135
Humana, Inc.	5,499	2,393,000
Laboratory Corp. of America Holdings *	1,488	392,326
McKesson Corp.	2,346	718,181
UnitedHealth Group, Inc.	3,001	1,530,420
		9,941,494
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc., Class A *	15,413	2,647,337
Hyatt Hotels Corp., Class A *	7,791	743,651
Starbucks Corp.	21,200	1,928,564
		5,319,552
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	8,257	1,606,647

Insurance - 2.1%
American International Group, Inc.	25,946	1,628,630
Assurant, Inc.	3,054	555,309
Assured Guaranty Ltd.	13,795	878,190
Chubb Ltd.	8,952	1,914,833
Hartford Financial Services Group, Inc. (The)	12,775	917,373
Marsh & McLennan Cos., Inc.	7,956	1,355,861
MetLife, Inc.	11,188	786,293
Oscar Health, Inc., Class A *	21,187	211,234

	Shares/ Principal	Fair Value

Insurance (continued)
Trupanion, Inc. *	10,870	$968,734
		9,216,457
Interactive Media & Services - 4.6%
Alphabet, Inc., Class A *	4,586	12,755,271
Bumble, Inc., Class A *	14,555	421,804
Cargurus, Inc. *	26,173	1,111,305
Match Group, Inc. *	8,390	912,329
Meta Platforms, Inc., Class A *	17,067	3,795,018
Snap, Inc., Class A *	28,238	1,016,286
		20,012,013
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. *	4,318	14,076,464
Etsy, Inc. *	15,793	1,962,754
		16,039,218
IT Services - 2.2%
Block, Inc. *	5,072	687,763
FleetCor Technologies, Inc. *	3,525	877,937
Genpact Ltd.	12,385	538,871
Global Payments, Inc.	17,979	2,460,246
GoDaddy, Inc., Class A *	15,221	1,273,998
Nuvei Corp. *	8,882	669,614
Okta, Inc. *	1,011	152,621
PayPal Holdings, Inc. *	2,265	261,947
Snowflake, Inc., Class A *	526	120,522
Visa, Inc., Class A	7,892	1,750,209
WEX, Inc. *	3,641	649,737
		9,443,465
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	11,379	1,505,783
Danaher Corp.	10,296	3,020,126
ICON PLC *	1,390	338,076
NanoString Technologies, Inc. *	13,736	477,326
Syneos Health, Inc. *	9,632	779,710
Waters Corp. *	2,272	705,206
		6,826,227
Machinery - 1.3%
Fortive Corp.	19,569	1,192,339
Ingersoll Rand, Inc.	20,423	1,028,298
Kennametal, Inc.	17,338	496,040
PACCAR, Inc.	10,420	917,690
Parker-Hannifin Corp.	2,720	771,827
Westinghouse Air Brake Technologies Corp.	14,977	1,440,338
		5,846,532
Media - 1.8%
Charter Communications, Inc., Class A *	4,251	2,319,006
DISH Network Corp., Class A *	31,234	988,556
New York Times Co. (The), Class A	22,575	1,034,838
Omnicom Group, Inc.	42,349	3,594,583
		7,936,983

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips	24,060	$2,406,000
Marathon Petroleum Corp.	12,883	1,101,496
Pioneer Natural Resources Co.	4,218	1,054,627
Shell PLC, ADR	117,541	6,456,527
		11,018,650
Pharmaceuticals - 3.2%
Aclaris Therapeutics, Inc. *	3,352	57,788
AstraZeneca PLC, ADR	22,020	1,460,807
Bristol-Myers Squibb Co.	29,188	2,131,599
Elanco Animal Health, Inc. *	23,043	601,192
Eli Lilly and Co.	13,245	3,792,971
Intra-Cellular Therapies, Inc. *	6,737	412,237
Novartis AG, ADR	9,653	847,051
Pfizer, Inc.	68,231	3,532,319
Zoetis, Inc.	7,210	1,359,734
		14,195,698
Professional Services - 0.4%
CACI International, Inc., Class A *	1,057	318,432
Science Applications International Corp.	4,053	373,565
TriNet Group, Inc. *	9,502	934,617
		1,626,614
Road & Rail - 0.4%
Canadian Pacific Railway Ltd.	8,505	702,003
Uber Technologies, Inc. *	33,360	1,190,285
		1,892,288
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. *	23,976	2,621,555
KLA Corp.	3,454	1,264,371
Marvell Technology, Inc.	19,870	1,424,878
Micron Technology, Inc.	22,906	1,784,148
NVIDIA Corp.	4,916	1,341,380
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,869	299,122
Teradyne, Inc.	10,976	1,297,692
Texas Instruments, Inc.	16,185	2,969,624
		13,002,770
Software - 5.7%
Adobe, Inc. *	1,949	888,003
Avalara, Inc. *	1,329	132,249
Ceridian HCM Holding, Inc. *	6,726	459,789
Confluent, Inc., Class A *	1,288	52,808
Gitlab, Inc., Class A *	1,024	55,757
Guidewire Software, Inc. *	3,101	293,416
HashiCorp, Inc., Class A *	5,941	320,814
Microsoft Corp.	57,541	17,740,466
Palo Alto Networks, Inc. *	477	296,937
Qualtrics International, Inc., Class A *	9,329	266,343
Rapid7, Inc. *	2,425	269,757

	Shares/ Principal	Fair Value

Software (continued)
salesforce.com, Inc. *	9,424	$2,000,904
SentinelOne, Inc., Class A *	4,093	158,563
ServiceNow, Inc. *	1,867	1,039,714
UiPath, Inc., Class A *	7,198	155,405
Varonis Systems, Inc. *	5,123	243,547
Workday, Inc., Class A *	3,507	839,786
		25,214,258
Specialty Retail - 1.1%
TJX Cos., Inc. (The)	38,530	2,334,147
Ulta Beauty, Inc. *	6,153	2,450,248
		4,784,395
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	60,018	10,479,743

Tobacco - 0.6%
Philip Morris International, Inc.	27,958	2,626,375

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. *	17,390	2,232,007

Total Common Stocks
(Cost - $168,560,474)		271,905,736
Corporate Bonds and Notes - 10.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	$100,000	100,465
Boeing Co. (The), 2.20%, 2/4/26	325,000	307,608
Lockheed Martin Corp., 4.85%, 9/15/41	50,000	56,392
Raytheon Technologies Corp., 3.95%, 8/16/25	150,000	154,832
		619,297
Agriculture - 0.3%
BAT Capital Corp., 3.56%, 8/15/27	895,000	872,435
Imperial Brands Finance PLC, 3.75%, 7/21/22(a)	475,000	476,119
		1,348,554
Airlines - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	76,255	73,216
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	23,815	23,373
		96,589
Auto Manufacturers - 0.3%
General Motors Financial Co., Inc., 3.70%, 5/9/23	600,000	606,201
Hyundai Capital America, 0.80%, 4/3/23(a)	375,000	367,952
Nissan Motor Acceptance Co LLC, 2.00%, 3/9/26(a)	60,000	54,964

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC, 3.35%, 5/13/25(a)	$225,000	$224,551
		1,253,668
Banks - 3.4%
Banco Santander SA, 3.13%, 2/23/23	200,000	201,449
Bank of America Corp.
4.20%, 8/26/24	160,000	164,031
1.73%, (SOFR + 0.96%), 7/22/27(b)	435,000	404,518
3.42%, (3 Month US Libor + 1.04%), 12/20/28(b)	11,000	10,907
3.97%, (3 Month US Libor + 1.21%), 2/7/30(b)	225,000	228,656
3.19%, (3 Month US Libor + 1.18%), 7/23/30(b)	180,000	174,193
2.65%, (SOFR + 1.22%), 3/11/32(b)	290,000	266,013
2.30%, (SOFR + 1.22%), 7/21/32(b)	45,000	40,057
Barclays PLC
3.93%, (3 Month US Libor + 1.61%), 5/7/25(b)	355,000	358,160
2.89%, (US 1 Year CMT T-Note + 1.30%), 11/24/32(b)	360,000	326,581
BNP Paribas SA
3.38%, 1/9/25(a)	200,000	199,190
2.82%, (3 Month US Libor + 1.11%), 11/19/25(a),(b)	200,000	195,458
BPCE SA
5.70%, 10/22/23(a)	275,000	284,625
5.15%, 7/21/24(a)	600,000	618,422
Citigroup, Inc.
4.05%, 7/30/22	50,000	50,420
3.50%, 5/15/23	300,000	303,214
3.30%, 4/27/25	70,000	70,561
5.50%, 9/13/25	55,000	58,798
3.67%, (3 Month US Libor + 1.39%), 7/24/28(b)	100,000	100,179
Cooperatieve Rabobank UA, 1.11%, (US 1 Year CMT T-Note + 0.55%), 2/24/27(a),(b)	250,000	228,890
Credit Agricole SA
3.75%, 4/24/23(a)	250,000	253,332
3.25%, 10/4/24(a)	250,000	249,663
4.38%, 3/17/25(a)	200,000	202,248
Credit Suisse Group AG
2.04%, (3 Month US Libor + 1.24%), 6/12/24(a),(b)	260,000	261,561
3.09%, (SOFR + 1.73%), 5/14/32(a),(b)	925,000	834,373
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	395,000	399,071

	Shares/ Principal	Fair Value

Banks (continued)
Danske Bank A/S
3.88%, 9/12/23(a)	$200,000	$201,963
5.38%, 1/12/24(a)	200,000	206,341
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26(a),(b)	435,000	402,757
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25	200,000	201,869
3.27%, (3 Month US Libor + 1.20%), 9/29/25(b)	460,000	460,527
1.43%, (SOFR + 0.80%), 3/9/27(b)	495,000	457,232
2.62%, (SOFR + 1.28%), 4/22/32(b)	550,000	499,945
6.75%, 10/1/37	50,000	63,019
3.21%, (SOFR + 1.51%), 4/22/42(b)	30,000	27,179
HSBC Holdings PLC
3.60%, 5/25/23	200,000	202,307
1.59%, (SOFR + 1.29%), 5/24/27(b)	495,000	452,379
2.21%, (SOFR + 1.29%), 8/17/29(b)	425,000	383,004
JPMorgan Chase & Co.
2.95%, 10/1/26	400,000	397,445
2.07%, (SOFR + 1.02%), 6/1/29(b)	10,000	9,233
2.58%, (SOFR + 1.25%), 4/22/32(b)	325,000	297,793
Morgan Stanley
4.35%, 9/8/26	455,000	470,441
1.93%, (SOFR + 1.02%), 4/28/32(b)	210,000	181,538
2.51%, (SOFR + 1.20%), 10/20/32(b)	125,000	112,677
2.48%, (SOFR + 1.36%), 9/16/36(b)	945,000	809,623
NBK SPC Ltd., 2.75%, 5/30/22(a)	900,000	900,324
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	50,000	51,191
Santander Holdings USA, Inc., 3.40%, 1/18/23	75,000	75,455
Standard Chartered PLC, 0.99%, (US 1 Year CMT T-Note + 0.78%), 1/12/25(a),(b)	260,000	248,374
UBS Group AG
1.49%, (US 1 Year CMT T-Note + 0.85%), 8/10/27(a),(b)	385,000	349,936
2.75%, (US 1 Year CMT T-Note + 1.10%), 2/11/33(a),(b)	465,000	422,601
UniCredit SpA, 1.98%, (US 1 Year CMT T-Note + 1.20%), 6/3/27(a),(b)	250,000	225,634
US Bancorp, 2.49%, (US 5 Year CMT T-Note + 0.95%), 11/3/36(b)	263,000	235,736
Wells Fargo & Co., 3.00%, 2/19/25	150,000	149,873
		14,980,966
Biotechnology - 0.1%
Gilead Sciences, Inc., 2.80%, 10/1/50	310,000	255,280

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Commercial Services - 0.2%
ERAC USA Finance LLC, 3.30%, 10/15/22(a)	$500,000	$504,106
S&P Global, Inc.
2.70%, 3/1/29(a)	170,000	165,102
2.90%, 3/1/32(a)	170,000	164,917
3.70%, 3/1/52(a)	90,000	91,413
		925,538
Computers - 0.1%
Kyndryl Holdings, Inc., 3.15%, 10/15/31(a)	755,000	636,392

Diversified Financial Services - 0.4%
Aviation Capital Group LLC, 1.95%, 9/20/26(a)	410,000	371,120
Avolon Holdings Funding Ltd.
2.13%, 2/21/26(a)	269,000	245,902
2.53%, 11/18/27(a)	558,000	493,738
Capital One Financial Corp., 4.20%, 10/29/25	105,000	107,536
Intercontinental Exchange, Inc., 1.85%, 9/15/32	465,000	403,006
		1,621,302
Electric - 1.0%
Alabama Power Co., 1.45%, 9/15/30	30,000	26,020
American Transmission Systems, Inc., 2.65%, 1/15/32(a)	290,000	268,164
Appalachian Power Co., 3.40%, 6/1/25	200,000	202,227
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	345,000	349,988
Consolidated Edison Co. of New York, Inc.
3.20%, 12/1/51	210,000	185,562
4.50%, 5/15/58	75,000	79,106
Dominion Energy South Carolina, Inc., 6.63%, 2/1/32	80,000	98,472
Duke Energy Corp.
3.75%, 4/15/24	225,000	228,493
2.65%, 9/1/26	70,000	68,221
Georgia Power Co., 4.75%, 9/1/40	65,000	68,600
Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(a)	400,000	404,271
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	295,000	271,140
Niagara Mohawk Power Corp., 1.96%, 6/27/30(a)	335,000	297,863
Oglethorpe Power Corp., 6.19%, 1/1/31(a)	100,000	112,714
Pennsylvania Electric Co., 3.60%, 6/1/29(a)	57,000	56,647
San Diego Gas & Electric Co., 1.70%, 10/1/30	685,000	603,517

	Shares/ Principal	Fair Value

Electric (continued)
SCE Recovery Funding LLC
0.86%, 11/15/31	$115,463	$104,103
1.94%, 5/15/38	50,000	43,541
2.51%, 11/15/43	30,000	25,837
Sempra Energy, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52(b)	95,000	88,469
Southern California Edison Co.
3.70%, 8/1/25	45,000	45,788
4.65%, 10/1/43	20,000	20,751
4.00%, 4/1/47	50,000	48,017
Southern Co. (The)
2.95%, 7/1/23	290,000	291,638
4.00%, (US 5 Year CMT T-Note + 3.73%), 1/15/51(b)	180,000	174,150
		4,163,299
Entertainment - 0.1%
Magallanes, Inc.
4.28%, 3/15/32(a)	90,000	90,387
5.05%, 3/15/42(a)	65,000	66,417
5.14%, 3/15/52(a)	380,000	388,871
		545,675
Food - 0.1%
Conagra Brands, Inc.
4.60%, 11/1/25	100,000	103,656
1.38%, 11/1/27	210,000	186,684
Sigma Alimentos SA de CV, 4.13%, 5/2/26(a)	240,000	241,800
		532,140
Gas - 0.2%
Boston Gas Co., 3.15%, 8/1/27(a)	60,000	58,098
CenterPoint Energy Resources Corp., 1.00%, (3 Month US Libor + 0.50%), 3/2/23(b)	6,000	5,981
Eastern Energy Gas Holdings LLC, 3.60%, 12/15/24	84,000	84,810
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	275,000	265,205
Southern California Gas Co., 2.95%, 4/15/27	280,000	276,572
		690,666
Healthcare-Products - 0.0%†
Boston Scientific Corp., 2.65%, 6/1/30	30,000	28,153

Healthcare-Services - 0.5%
Aetna, Inc., 2.80%, 6/15/23	210,000	210,859
Anthem, Inc., 3.50%, 8/15/24	75,000	76,175
Bon Secours Mercy Health, Inc., 2.10%, 6/1/31	135,000	120,470
Children's Hospital/DC, 2.93%, 7/15/50	140,000	114,612
CommonSpirit Health
4.20%, 8/1/23	105,000	106,658

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Healthcare-Services (continued)
2.78%, 10/1/30	$191,000	$178,026
4.35%, 11/1/42	95,000	95,538
4.19%, 10/1/49	20,000	19,891
Dignity Health
3.81%, 11/1/24	92,000	92,938
4.50%, 11/1/42	270,000	277,784
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	17,233
Mercy Health, 3.56%, 8/1/27	270,000	269,117
Ochsner LSU Health System of North Louisiana, 2.51%, 5/15/31	240,000	211,326
Sutter Health, 2.29%, 8/15/30	75,000	68,041
Toledo Hospital (The)
5.33%, 11/15/28	190,000	203,555
5.75%, 11/15/38	75,000	82,541
		2,144,764
Insurance - 0.6%
American International Group, Inc.
4.25%, 3/15/29	655,000	685,112
3.40%, 6/30/30	170,000	169,560
Athene Global Funding, 2.50%, 3/24/28(a)	650,000	599,692
CNO Global Funding, 2.65%, 1/6/29(a)	530,000	490,405
Corebridge Financial, Inc.
3.90%, 4/5/32(a)	100,000	99,852
4.35%, 4/5/42(a)	20,000	19,995
4.40%, 4/5/52(a)	65,000	64,989
Equitable Financial Life Global Funding, 1.40%, 8/27/27(a)	275,000	247,423
Fidelity National Financial, Inc., 3.40%, 6/15/30	50,000	48,156
Northwestern Mutual Life Insurance Co. (The), 3.63%, 9/30/59(a)	30,000	27,151
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	150,252
		2,602,587
Lodging - 0.1%
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26(a)	600,000	568,165

Machinery-Diversified - 0.0%†
Westinghouse Air Brake Technologies Corp., 4.40%, 3/15/24	40,000	40,766

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	175,000	175,642
Comcast Corp., 2.89%, 11/1/51(a)	332,000	279,718
		455,360

	Shares/ Principal	Fair Value

Oil & Gas - 0.4%
Equinor ASA
3.00%, 4/6/27	$610,000	$608,109
3.13%, 4/6/30	40,000	39,848
Hess Corp.
7.30%, 8/15/31	460,000	563,915
5.60%, 2/15/41	145,000	163,071
Qatar Energy, 3.13%, 7/12/41(a)	200,000	181,970
		1,556,913
Pipelines - 0.3%
Eastern Gas Transmission & Storage, Inc., 3.60%, 12/15/24(a)	41,000	41,395
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(a)	470,000	447,714
Energy Transfer LP
7.60%, 2/1/24	90,000	96,090
4.95%, 6/15/28	20,000	20,974
Enterprise Products Operating LLC, 3.20%, 2/15/52	50,000	42,166
Gray Oak Pipeline LLC
2.60%, 10/15/25(a)	144,000	138,268
3.45%, 10/15/27(a)	25,000	24,096
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	104,734
Western Midstream Operating LP, 4.00%, 7/1/22	200,000	200,000
		1,115,437
REITS - 0.4%
American Tower Corp., 5.00%, 2/15/24	31,000	32,093
CubeSmart LP, 2.25%, 12/15/28	265,000	241,122
EPR Properties
4.75%, 12/15/26	60,000	60,121
4.95%, 4/15/28	60,000	60,157
3.75%, 8/15/29	378,000	353,871
3.60%, 11/15/31	545,000	494,169
SBA Tower Trust
3.45%, 3/15/23(a)	155,000	154,977
2.84%, 1/15/25(a)	100,000	98,401
1.88%, 1/15/26(a)	95,000	89,659
1.63%, 11/15/26(a)	115,000	108,022
		1,692,592
Retail - 0.0%†
Lowe's Cos., Inc., 3.75%, 4/1/32	180,000	182,087

Savings & Loans - 0.0%†
Nationwide Building Society, 3.62%, (3 Month US Libor + 1.18%), 4/26/23(a),(b)	200,000	200,040

Semiconductors - 0.4%
Broadcom, Inc.
4.70%, 4/15/25	600,000	623,341
4.30%, 11/15/32	50,000	50,807

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Semiconductors (continued)
2.60%, 2/15/33(a)	$170,000	$147,934
3.42%, 4/15/33(a)	300,000	280,478
Marvell Technology, Inc., 4.20%, 6/22/23	20,000	20,330
Microchip Technology, Inc., 0.97%, 2/15/24	530,000	508,305
		1,631,195
Software - 0.3%
Oracle Corp.
3.25%, 11/15/27	140,000	136,186
3.60%, 4/1/50	200,000	165,886
3.95%, 3/25/51	460,000	401,927
3.85%, 4/1/60	70,000	57,413
Workday, Inc.
3.70%, 4/1/29	55,000	55,067
3.80%, 4/1/32	545,000	545,677
		1,362,156
Telecommunications - 0.4%
AT&T, Inc.
2.55%, 12/1/33	266,000	236,106
4.30%, 12/15/42	45,000	45,457
3.65%, 6/1/51	37,000	33,614
3.85%, 6/1/60	33,000	29,521
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25(a)	307,500	314,143
Verizon Communications, Inc., 2.36%, 3/15/32(a)	1,254,000	1,130,778
		1,789,619
Transportation - 0.1%
Canadian Pacific Railway Co., 2.45%, 12/2/31	275,000	255,036

Trucking & Leasing - 0.2%
DAE Funding LLC, 1.55%, 8/1/24(a)	500,000	472,656
Penske Truck Leasing Co. LP / PTL Finance Corp.
4.88%, 7/11/22(a)	50,000	50,438
2.70%, 11/1/24(a)	110,000	108,432
3.95%, 3/10/25(a)	345,000	349,078
		980,604
Total Corporate Bonds and Notes
(Cost - $46,280,687)		44,274,840
U.S. Treasury Securities - 10.0%

U.S. Treasury Note
0.25%, 9/30/23	460,000	447,458
0.38%, 10/31/23	175,000	170,174
0.50%, 11/30/23	490,000	476,544
0.13%, 1/15/24	500,000	481,387
0.88%, 1/31/24	1,330,000	1,297,010

	Shares/ Principal	Fair Value
U.S. Treasury Securities (continued)

1.50%, 2/29/24	$250,000	$246,533
0.25%, 3/15/24	2,315,000	2,225,294
0.25%, 5/15/24	260,000	248,696
0.75%, 11/15/24	885,000	846,627
1.00%, 12/15/24	85,000	81,766
1.13%, 1/15/25	1,400,000	1,349,359
1.50%, 2/15/25	350,000	340,566
0.25%, 9/30/25	260,000	240,449
0.38%, 12/31/25	1,550,000	1,433,023
0.38%, 1/31/26	515,000	475,148
0.75%, 3/31/26	475,000	443,476
0.75%, 4/30/26	415,000	387,004
0.75%, 5/31/26	260,000	242,105
0.88%, 6/30/26	1,125,000	1,052,051
0.63%, 7/31/26	2,215,000	2,046,625
0.75%, 8/31/26	505,000	468,703
0.88%, 9/30/26	1,715,000	1,598,434
1.13%, 10/31/26	510,000	480,336
1.25%, 11/30/26	140,000	132,639
1.25%, 12/31/26	4,100,000	3,879,145
1.50%, 1/31/27	585,000	559,863
1.88%, 2/28/27	1,535,000	1,496,145
1.25%, 3/31/28	440,000	410,902
1.25%, 6/30/28	265,000	246,781
1.50%, 11/30/28	595,000	561,066
1.38%, 11/15/31	70,000	64,258
1.88%, 2/15/32	2,045,000	1,964,159

U.S. Treasury Bond
1.75%, 8/15/41††	2,735,000	2,373,040
2.00%, 11/15/41	2,795,000	2,532,095
3.13%, 11/15/41	80,000	86,394
2.38%, 2/15/42	255,000	246,234
3.38%, 5/15/44	1,030,000	1,158,348
3.00%, 11/15/44	610,000	647,767
2.50%, 2/15/45	3,045,000	2,973,633
2.88%, 8/15/45	545,000	569,418
2.50%, 5/15/46	805,000	790,284
3.00%, 5/15/47	470,000	507,784
2.75%, 8/15/47	320,000	331,825
3.13%, 5/15/48	140,000	156,439
1.38%, 8/15/50	125,000	96,416
1.63%, 11/15/50	395,000	324,332
1.88%, 2/15/51	430,000	375,914
2.00%, 8/15/51	1,350,000	1,217,320
1.88%, 11/15/51	1,795,000	1,573,430
2.25%, 2/15/52	1,320,000	1,265,344

U.S. Treasury Strip Principal, 0.00%, 5/15/50 (c)	300,000	149,693

Total U.S. Treasury Securities
(Cost - $45,623,873)		43,769,436

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Agency Mortgage Backed Securities - 8.3%
Federal Home Loan Mortgage Corporation - 0.2%
Freddie Mac Gold Pool
3.00%, 9/1/28	$3,301	$3,342
2.50%, 10/1/28	6,399	6,377
2.50%, 12/1/31	39,492	39,304
3.50%, 11/1/34	36,328	37,061
3.00%, 2/1/43	21,118	21,039
3.50%, 10/1/43	10,703	10,956
4.00%, 8/1/44	6,075	6,324
3.00%, 11/1/46	622,045	616,120
3.00%, 12/1/46	170,051	168,432
		908,955
Federal National Mortgage Association - 6.8%
Fannie Mae Pool
3.07%, 2/1/25	70,000	70,609
2.47%, 5/1/25	136,683	135,702
2.68%, 5/1/25	299,401	299,044
2.99%, 10/1/25	102,244	103,061
2.50%, 4/1/28	9,310	9,277
3.00%, 10/1/28	5,540	5,609
2.50%, 2/1/30	18,693	18,628
2.50%, 6/1/30	48,393	48,223
2.50%, 10/1/31	96,121	95,667
2.50%, 12/1/31	42,714	42,511
2.00%, 4/1/41	161,920	152,956
2.00%, 5/1/41	183,105	172,978
2.00%, 7/1/41	349,492	330,161
2.00%, 10/1/41	149,598	140,835
2.00%, 10/1/41	163,641	154,050
1.50%, 11/1/41	366,433	333,685
3.00%, 7/1/43	32,222	32,185
4.00%, 11/1/43	12,075	12,804
3.00%, 1/1/46	824,580	809,988
4.00%, 1/1/46	172,468	179,790
4.00%, 2/1/46	189,117	196,350
3.00%, 10/1/46	871,854	867,926
2.50%, 7/1/50	374,638	358,698
3.00%, 7/1/50	336,752	330,941
2.50%, 8/1/51	1,135,086	1,088,252
2.00%, 9/1/51	795,669	742,117
3.00%, 10/1/51	729,710	719,825
2.50%, 11/1/51	761,238	730,952
2.50%, 12/1/51	394,022	376,885
Federal National Mortgage Association
2.50%, 4/1/37(d)	750,000	740,977
2.00%, 4/1/52(d)	5,345,000	4,963,334
2.50%, 4/1/52(d)	2,573,000	2,456,813
3.00%, 4/1/52(d)	1,055,000	1,032,746
3.50%, 4/1/52(d)	3,425,000	3,432,492

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
4.00%, 4/1/52(d)	$975,000	$995,110
4.50%, 4/1/52(d)	850,000	881,078
2.50%, 5/1/52(d)	2,500,000	2,382,640
4.00%, 5/1/52(d)	450,000	457,611
2.00%, 6/1/52(d)	2,630,000	2,432,750
Freddie Mac Pool
2.00%, 11/1/41	292,659	275,545
2.50%, 1/1/51	296,609	283,807
2.00%, 3/1/51	637,517	593,251
2.50%, 12/1/51	397,991	380,546
		29,868,409
Government National Mortgage Association - 1.3%
Ginnie Mae
2.00%, 4/20/52(d)	1,175,000	1,117,535
2.50%, 4/20/52(d)	1,025,000	994,090
3.00%, 4/20/52(d)	875,000	865,293
4.00%, 4/20/52(d)	510,000	519,961
4.50%, 4/20/52(d)	350,000	361,539
2.50%, 5/20/52(d)	1,025,000	991,968
3.00%, 5/20/52(d)	850,000	838,379
Ginnie Mae II Pool
3.00%, 12/20/42	16,627	16,764
4.00%, 12/20/44	5,908	6,179
4.00%, 8/20/48	16,360	16,961
4.00%, 10/20/48	15,623	16,196
Government National Mortgage Association
3.50%, 7/20/43	17,878	18,277
4.00%, 9/20/48	36,153	37,182
		5,800,324
Total Agency Mortgage Backed Securities
(Cost - $37,115,261)		36,577,688
Asset Backed and Commercial Backed Securities - 4.1%

Affirm Asset Securitization Trust 2020-Z1, 1.07%, 8/15/25 (a)	118,738	116,992

Affirm Asset Securitization Trust 2021-A, 0.88%, 8/15/25 (a)	140,000	139,559

Affirm Asset Securitization Trust 2021-B, 1.03%, 8/17/26 (a)	195,000	180,613

Aligned Data Centers Issuer LLC, 1.94%, 8/15/46 (a)	325,000	300,816

Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(e)	24,722	24,749

Angel Oak Mortgage Trust 2021-6, 1.46%, 9/25/66 (a),(e)	347,119	328,352

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Angel Oak Mortgage Trust I LLC, 3.63%, 3/25/49 (a),(e)	$13,052	$13,057

Arbor Multifamily Mortgage Securities Trust 2021-MF3, 2.57%, 10/15/54 (a)	300,000	279,480

ARI Fleet Lease Trust 2018-B, 3.22%, 8/16/27 (a)	886	886

Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	156,059

BANK 2021-BNK35, 2.29%, 6/15/64	360,000	329,076

Bayview Koitere Fund Trust 2017-RT4, 3.50%, 7/28/57 (a),(e)	86,181	87,048

Bayview Koitere Fund Trust 2017-SPL3, 4.00%, 11/28/53 (a),(e)	40,954	41,611

Bayview Opportunity Master Fund IVa Trust 2017-SPL5, 3.50%, 6/28/57 (a),(e)	54,329	54,749

Bayview Opportunity Master Fund IVb Trust 2017-SPL4, 3.50%, 1/28/55 (a),(e)	40,353	40,661

BFLD Trust 2020-OBRK, 2.45%, (1 Month US Libor + 2.05%), 11/15/28 (a),(b)	180,000	178,220

BlueMountain CLO XXXII Ltd., 1.41%, (3 Month US Libor + 1.17%), 10/15/34 (a),(b)	270,000	267,112

BX Trust 2021-ARIA, 1.69%, (1 Month US Libor + 1.30%), 10/15/36 (a),(b)	360,000	352,721

BX Trust 2021-LGCY, 0.90%, (1 Month US Libor + 0.51%), 10/15/23 (a),(b)	815,000	786,793

BXHPP Trust 2021-FILM
1.05%, (1 Month US Libor + 0.65%), 8/15/36(a),(b)	185,000	179,881
1.30%, (1 Month US Libor + 0.90%), 8/15/36(a),(b)	155,000	149,446

Castlelake Aircraft Structured Trust 2019-1, 3.97%, 4/15/39 (a)	164,537	149,031

CF Hippolyta LLC, 1.53%, 3/15/61 (a)	96,451	88,894

CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (a)	631,339	617,073

Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/10/36 (a)	100,000	100,927

COLT 2021-5 Mortgage Loan Trust, 1.73%, 11/26/66 (a),(e)	307,387	305,498

COMM 2013-CCRE8 Mortgage Trust, 3.33%, 6/10/46	12,416	12,425

Connecticut Avenue Security Trust, 1.65%, (SOFR + 1.55%), 10/25/41 (a),(b)	70,000	68,446

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Countrywide Asset-Backed Certificates, 0.83%, (1 Month US Libor + 0.37%), 4/25/36 (b)	$13,929	$13,865

Credit Acceptance Auto Loan Trust 2020-3, 1.24%, 10/15/29 (a)	420,000	413,289

Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	4,743	5,067

CSMC 2021-NQM8, 1.84%, 10/25/66 (a),(e)	168,811	161,429

Domino's Pizza Master Issuer LLC, 3.15%, 4/25/51 (a)	198,500	184,874

Enterprise Fleet Financing 2019-1 LLC, 2.98%, 10/20/24 (a)	6,903	6,911

Fannie Mae Connecticut Avenue Securities
5.36%, (1 Month US Libor + 4.90%), 11/25/24(b)	47,941	49,674
2.66%, (1 Month US Libor + 2.20%), 1/25/30(b)	109,775	110,530

Fannie Mae REMICS
3.50%, 6/25/44	73,523	73,540
3.00%, 1/25/45	246,728	242,956
3.00%, 1/25/45	118,050	115,393
3.00%, 10/25/45	747,917	743,294
3.00%, 12/25/45	271,386	268,789
3.50%, 2/25/48	152,300	154,299
3.00%, 12/25/54	480,600	480,918

Fannie Mae-Aces
0.53%, (1 Month US Libor + 0.40%), 10/25/24(b)	20,657	20,652
2.39%, 10/25/36(e)	383,390	362,626

FBR Securitization Trust, 1.14%, (1 Month US Libor + 0.68%), 10/25/35 (b)	3,798	3,738

FirstKey Homes 2021-SFR1 Trust, 1.54%, 8/17/38 (a)	394,647	363,103

Flagstar Mortgage Trust 2018-3, 4.00%, 5/25/48 (a),(e)	92,445	92,534

Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (a),(e)	180,794	168,788

Ford Credit Auto Lease Trust 2021-A, 0.78%, 9/15/25	130,000	126,723

Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (a)	100,000	93,540

Freddie Mac Multifamily Structured Pass Through Certificates, 2.36%, 10/25/36	245,000	221,762

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Freddie Mac Multifamily WI Certificates Series WI-K142, 2.40%, 5/25/32	$280,000	$267,167

Freddie Mac REMICS
2.00%, 7/15/31	20,864	20,703
1.75%, 3/15/41	42,103	41,317
1.75%, 9/15/42	316,986	304,496
1.50%, 10/15/42	25,553	24,204
3.00%, 6/15/45	329,718	325,022
3.00%, 7/15/47	206,716	203,570

Freddie Mac STACR REMIC Trust 2020-DNA5, 2.90%, (SOFR + 2.80%), 10/25/50 (a),(b)	153,885	155,078

Freddie Mac STACR REMIC Trust 2021-DNA1, 0.75%, (SOFR + 0.65%), 1/25/51 (a),(b)	10,188	10,188

Freddie Mac Structured Agency Credit Risk Debt Notes
5.46%, (1 Month US Libor + 5.00%), 12/25/28(b)	134,532	141,554
2.96%, (1 Month US Libor + 2.50%), 3/25/30(b)	259,921	261,685
0.90%, (SOFR + 0.80%), 8/25/33(a),(b)	73,962	73,660

FREMF 2013-K24 Mortgage Trust, 3.51%, 11/25/45 (a),(e)	35,000	35,225

FREMF 2015-K44 Mortgage Trust, 3.67%, 1/25/48 (a),(e)	65,000	64,131

FREMF 2015-K46 Mortgage Trust, 3.70%, 4/25/48 (a),(e)	35,000	34,699

FREMF 2015-K50 Mortgage Trust, 3.78%, 10/25/48 (a),(e)	45,000	45,666

FREMF 2016-K55 Mortgage Trust, 4.16%, 4/25/49 (a),(e)	55,000	55,459

FREMF 2017-K725 Mortgage Trust, 3.88%, 2/25/50 (a),(e)	35,000	35,801

FREMF 2018-K733 Mortgage Trust, 4.08%, 9/25/25 (a),(e)	230,000	236,136

Government National Mortgage Association
0.71%, (1 Month US Libor + 0.60%), 5/20/65(b)	52,332	52,207
0.73%, (1 Month US Libor + 0.62%), 8/20/65(b)	58,223	58,101
0.81%, (1 Month US Libor + 0.70%), 10/20/65(b)	137	138
1.11%, (1 Month US Libor + 1.00%), 12/20/65(b)	53,050	53,438

GSR Mortgage Loan Trust 2005-AR6, 2.91%, 9/25/35 (e)	4,657	4,646

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)	$337,698	$310,419

Horizon Aircraft Finance III Ltd., 3.43%, 11/15/39 (a)	226,593	205,325

KKR Clo 16 Ltd., 1.46%, (3 Month US Libor + 1.21%), 10/20/34 (a),(b)	250,000	247,694

Life 2021-BMR Mortgage Trust, 1.10%, (1 Month US Libor + 0.70%), 3/15/38 (a),(b)	98,297	96,094

Magnetite VII Ltd., 1.04%, (3 Month US Libor + 0.80%), 1/15/28 (a),(b)	508,297	506,149

Mercury Financial Credit Card Master Trust, 1.54%, 3/20/26 (a)	135,000	130,906

METLIFE SECURITIZATION TRUST, 3.00%, 4/25/55 (a),(e)	58,263	59,333

Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(e)	45,038	45,173

New Economy Assets Phase 1 Sponsor, LLC, 2.41%, 10/20/61 (a)	120,000	113,353

New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (a),(e)	61,191	61,507

SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (a)	455,000	450,845

Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	122,055	122,410

Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	632,302	613,462

SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(e)	100,000	93,466

SoFi Consumer Loan Program 2021-1 Trust, 0.49%, 9/25/30 (a)	90,420	88,965

Sonic Capital LLC, 2.19%, 8/20/51 (a)	169,150	154,657

SREIT Trust 2021-MFP, 1.48%, (1 Month US Libor + 1.08%), 11/15/38 (a),(b)	415,000	405,368

Starwood Mortgage Residential Trust 2021-6, 1.92%, 11/25/66 (a),(e)	266,935	264,304

Structured Adjustable Rate Mortgage Loan Trust
2.46%, 2/25/34(e)	2,902	2,538
2.66%, 9/25/34(e)	2,772	2,631

Structured Adjustable Rate Mortgage Loan Trust Series, 0.76%, (1 Month US Libor + 0.30%), 10/25/35 (b)	1,934	1,861

Taco Bell Funding LLC
1.95%, 8/25/51(a)	149,625	136,024

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

2.29%, 8/25/51(a)	$139,650	$126,421

Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(e)	13,020	13,114

Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(e)	71,518	73,137

Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(e)	29,284	29,703

Vantage Data Centers Issuer LLC, 3.19%, 7/15/44 (a)	185,092	183,233

Vantage Data Centers LLC, 1.65%, 9/15/45 (a)	265,000	244,514

Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	247,387

Wells Fargo Commercial Mortgage Trust 2017-C38, 3.45%, 7/15/50	400,000	401,248

Total Asset Backed and Commercial Backed Securities
(Cost - $18,369,767)		17,764,001
Municipal Bonds - 0.8%

California Health Facilities Financing Authority, 4.35%, 6/1/41	185,000	188,285

Chicago O'Hare International Airport, 6.40%, 1/1/40	30,000	40,230

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, 6.90%, 12/1/40	80,000	102,841

Chicago Transit Authority Sales Tax Receipts Fund, 1.84%, 12/1/23	100,000	98,848

County of Sacramento CA, 5.73%, 8/15/23	315,000	321,772

Foothill-Eastern Transportation Corridor Agency
4.09%, 1/15/49	15,000	14,937
3.92%, 1/15/53	155,000	151,582

Golden State Tobacco Securitization Corp.
2.75%, 6/1/34	10,000	9,086
3.29%, 6/1/42	20,000	18,085
3.00%, 6/1/46	45,000	44,567

Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	237,026

Kansas Development Finance Authority, 5.37%, 5/1/26	90,000	94,659

Metropolitan Transportation Authority
6.20%, 11/15/26	10,000	10,735
6.81%, 11/15/40	180,000	230,919
5.18%, 11/15/49	65,000	74,372

Municipal Electric Authority of Georgia, 6.64%, 4/1/57	210,000	280,265

	Shares/ Principal	Fair Value
Municipal Bonds (continued)

New Jersey Transportation Trust Fund Authority, 2.55%, 6/15/23	$30,000	$30,036

New York State Urban Development Corp., 1.83%, 3/15/29	40,000	36,217

Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	318,934

Sales Tax Securitization Corp., 4.79%, 1/1/48	130,000	146,114

State of Illinois, 5.10%, 6/1/33	1,110,000	1,180,382

University of California, 1.61%, 5/15/30	20,000	17,644

Total Municipal Bonds
(Cost - $3,643,673)		3,647,536
Sovereign Debts - 0.1%

Qatar Government International Bond, 3.38%, 3/14/24 (a)	200,000	202,864

Saudi Government International Bond, 2.88%, 3/4/23 (a)	330,000	332,310

Total Sovereign Debts
(Cost - $534,105)		535,174
Short-Term Investments - 8.8%
Money Market Funds - 8.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(f)	30,288,148	30,288,148
Dreyfus Government Cash Management, 0.19%(f)	8,383,603	8,383,603
Total Short-Term Investments (Cost - $38,671,751)		38,671,751
Total Investments - 104.1%
(Cost - $358,799,591)		$457,146,162
Other Assets Less Liabilities - Net (4.1)%		(17,840,576)
Total Net Assets - 100.0%		$439,305,586

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment is held as collateral for derivative investments.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2022, these securities amounted to $30,826,743 or 7.0% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Rate shown represents discount rate at the time of purchase.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIP	-	Separate trading of registered interest and principal of securities

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 2 Year Note Future	JP Morgan Chase Bank	24	6/30/2022	$5,086,125	$(68,483)
U.S. 5 Year Note Future	JP Morgan Chase Bank	45	6/30/2022	5,160,938	(143,228)

					(211,711)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	38	6/17/2022	3,926,160	(115,900)
S&P 500 E-Mini Future	Goldman Sachs & Co.	222	6/17/2022	50,291,325	(3,138,562)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	14	6/17/2022	3,764,880	(146,665)
U.S. 10 Year Note Future	JP Morgan Chase Bank	2	6/21/2022	245,750	(1,234)
U.S. 10 Year Ultra Future	JP Morgan Chase Bank	2	6/21/2022	270,938	(3,344)

					(3,405,705)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(3,617,416)